Impact Of Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2011
Impact Of Recent Accounting Pronouncements [Abstract]
Impact Of Recent Accounting Pronouncements

Note 12 – Impact of Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-08, Intangibles – Goodwill and Other (Topic 350) to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. ASU 2011-08 is effective for us in fiscal 2013 and earlier adoption is permitted. We are currently evaluating the impact of our pending adoption of ASU 2011-08 on our consolidated financial statements. The new guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU is effective for us for the interim and annual periods beginning after December 15, 2011. The adoption of this ASU is not expected to have a material impact on our consolidated financial statements or disclosures.

In May 2011, FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU expands ASC 820's existing disclosure requirements for fair value measurements and makes other amendments that could change how the fair value measurement guidance in ASC 820 is applied. The ASU is effective for us for the interim and annual periods beginning after December 15, 2011. The adoption of this ASU is not expected to have an impact on our consolidated financial statements or disclosures.

In December 2010, the FASB issued ASU 2010-28, Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The ASU does not prescribe a specific method of calculation of the carrying value of a reporting unit in the performance of Step 1 of the goodwill impairment test (i.e. equity-value-based method or enterprise-value-based method). However, it requires entities with a zero or negative carrying value to access considering the qualitative factors such as those used to determine whether a triggering event would require an interim goodwill impairment test (listed in ASC 350-20-35-30, Intangibles – Goodwill and Other – Subsequent Measurement), whether it is more likely than not that a goodwill impairment exists and perform Step 2 of the goodwill impairment test if so concluded. ASU 2010-28 is effective for us beginning January 1, 2011 and early adoption was not permitted. The adoption of ASU 2010-28 did not have a material impact on our consolidated balance sheet or statement of operations as of September 30, 2011.

Other recent accounting pronouncements issued by the FASB, the Public Company Accounting Oversight Board ("PCAOB"), the American institute of Certified Public Accountants ("AICPA"), and the SEC did not or are not believed by management to have a material impact on our present or future consolidated financial statements.